Note 18 - Derivatives - Derivitives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Non hedging interest rate swaps	$ (897)	$ (4,101)
Ineffective portion of hedging interest rate swaps	0	0
Forward contracts	501	(158)
Total	$ (396)	$ (4,259)